(4) Property and Equipment (Details Narrative) - USD ($)	6 Months Ended	8 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2018	Dec. 31, 2019
Useful life of the asset	3 years
Depreciation Expense	$ 375	$ 0	$ 206